Summary of Significant Accounting Policies - Schedule of Outstanding Notes (Details) (Parenthetical)	Jan. 14, 2020
Secured Promissory Note Three [Member] | Kibush Capital Corp [Member]
Secured promissory note interest rate	2.00%
Secured promissory note issuance date	Jan. 03, 2013
Secured Promissory Note Four [Member] | Kibush Capital Corp [Member]
Secured promissory note interest rate	12.50%
Secured promissory note issuance date	Mar. 31, 2014
Secured Promissory Note Five [Member] | Kibush Capital Corp [Member]
Secured promissory note interest rate	12.50%
Secured promissory note issuance date	Jun. 30, 2014
Secured Promissory Note Six [Member] | Kibush Capital Corp [Member]
Secured promissory note interest rate	12.50%
Secured promissory note issuance date	Sep. 30, 2014
Secured Promissory Note Seven [Member] | Kibush Capital Corp [Member]
Secured promissory note interest rate	12.50%
Secured promissory note issuance date	Sep. 30, 2015
Secured Promissory Note Eight [Member] | Kibush Capital Corp [Member]
Secured promissory note interest rate	12.50%
Secured promissory note issuance date	Oct. 10, 2016
David Loren Corporation [Member] | Secured Promissory Note One [Member]
Secured promissory note interest rate	2.00%
Secured promissory note issuance date	May 01, 2011
David Loren Corporation [Member] | Secured Promissory Note Two [Member]
Secured promissory note interest rate	2.00%
Secured promissory note issuance date	Jan. 02, 2012